Segment Reporting (Details)	6 Months Ended
Mar. 31, 2026 Segments
Segment Reporting [Abstract]
Description of segment reporting	The Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and accessing performance of the Group as a whole and hence, the Group has only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Reportable segment	1